Income taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current taxes	$ 25,848	$ 14,107	$ 529
Adjustments recognized related to prior period	187	(41)	0
Deferred taxes	11,024	24,418	29,563
Income tax expenses recognized directly to equity	(34)	(43)	125
Transition from US GAAP to IFRS	0	0	48
Others	143	0	0
Income tax expense	$ 37,168	$ 38,441	$ 30,265